SHARE-BASED PAYMENT-Narrative (Details) - USD ($) $ in Thousands	Mar. 28, 2021	Jun. 30, 2025
SHARE-BASED PAYMENT
Maximum percentage of issued and outstanding ordinary shares authorized for issuance under plan	12.00%
Award expiration period	10 years
Employees and Directors
SHARE-BASED PAYMENT
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount		$ 0